SCHEDULE OF CASH PAID FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds
Cayman Islands Tax Information Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds	$ 216,944
Income Tax Jurisdiction, Foreign [Member] | Britsih Virgin Island [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds	216,944
Income Tax Jurisdiction, Foreign [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds
Income Tax Jurisdiction, Foreign [Member] | Cayman Islands Tax Information Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income taxes paid, net of refunds